FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity securities and trust funds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI	$ 32,072	$ 52,147	$ (94,857)
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss	0	0	0
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	483,317	394,909
Dividends received from equity investments at fair value through OCI	16,842	12,665	$ 13,567
Fair value through other comprehensive income | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	40,878	57,791
Fair value through other comprehensive income | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	8,038	6,732
Fair value through other comprehensive income | Equity securities | Securities unlisted | Telered S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	207,562	150,943
Fair value through other comprehensive income | Equity securities | Securities unlisted | Asociacion Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	98,492	87,344
Fair value through other comprehensive income | Equity securities | Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	21,727	14,054
Fair value through other comprehensive income | Equity securities | Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	16,890	8,282
Fair value through other comprehensive income | Equity securities | Securities unlisted | Trii Technologies Co.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	14,431
Fair value through other comprehensive income | Equity securities | Securities unlisted | Home Capital Colombia S.A.S.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	12,821
Fair value through other comprehensive income | Equity securities | Securities unlisted | 500 Luchadores II, L.P.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	11,736	9,181
Fair value through other comprehensive income | Equity securities | Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	6,038	6,038
Fair value through other comprehensive income | Equity securities | Securities unlisted | Derecho Fiduciario Inmobiliaria Cadenalco
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	4,003	3,638
Fair value through other comprehensive income | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	40,701	$ 50,906
Decrease due to payments received by residual rights	$ 15,408